Prospectus Supplement

September 17, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 17, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated June 13, 2013 of:

Advantage Portfolio
(Class IS Shares)

Emerging Markets Domestic Debt Portfolio
(Class IS Shares)

Emerging Markets External Debt Portfolio
(Class IS Shares)

Emerging Markets Portfolio
(Class IS Shares)

Global Opportunity Portfolio
(Class IS Shares)

Global Real Estate Portfolio
(Class IS Shares)

Growth Portfolio
(Class IS Shares)

International Equity Portfolio
(Class IS Shares)

International Opportunity Portfolio
(Class IS Shares)

International Real Estate Portfolio
(Class IS Shares)

Opportunity Portfolio
(Class IS Shares)

Select Global Infrastructure Portfolio
(Class IS Shares)

U.S. Real Estate Portfolio
(Class IS Shares)
(collectively, the "Portfolios")

Effective October 1, 2013, the section of the Fund's Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

You may exchange Class IS shares of a Portfolio for Class IS shares of certain other portfolios of the Fund (the "Fund Class IS Portfolios") and certain portfolios of Morgan Stanley Institutional Fund Trust (the "MSIFT" Class IS Portfolios), if available, without the imposition of an exchange fee. In addition, you may exchange Class IS shares of a Portfolio for Class IS shares of Morgan Stanley Global Fixed Income Opportunities Fund and Morgan Stanley Multi Cap Growth Trust (each, a "Morgan Stanley Retail Class IS Fund" and, together with the Fund Class IS Portfolios and the MSIFT Class IS Portfolios, the "Morgan Stanley Class IS Funds"), if available, without the imposition of an exchange fee. Exchanges are effected based on the respective NAVs of the Class IS shares of the applicable Morgan Stanley Class IS Fund (subject to any applicable redemption fee). To obtain a prospectus for another Morgan Stanley Class IS Fund, contact your Financial Intermediary or call the Fund at 1-800-548-7786. If you purchased Portfolio shares through a Financial Intermediary, certain Morgan Stanley Class IS Funds may be unavailable for exchange. Contact your Financial Intermediary to determine which Morgan Stanley Class IS Funds are available for exchange.

The current prospectus for each Morgan Stanley Class IS Fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Class IS Funds, exchanges are not available into Morgan Stanley Class IS Funds that are not currently being offered for purchase.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to the Fund's transfer agent, Boston Financial Data Services, Inc., by mail to Morgan Stanley Institutional Fund, Inc., c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class IS shares of another Morgan Stanley Class IS Fund, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Morgan Stanley Class IS Fund receives your exchange order. The Morgan Stanley Class IS Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class IS shares of a Fund Class IS Portfolio (except Advantage, Global Opportunity, Global Real Estate, Growth, Opportunity, Select Global Infrastructure and U.S. Real Estate Portfolios) held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

Please retain this supplement for future reference.

  MULTIFNDISSPT-0913